Schedule of Investments (unaudited)
February 28, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Corporate Bonds & Notes — 31.6%
Communication Services — 2.4%
Diversified Telecommunication Services — 0.8%
AT&T Inc., Senior Notes	2.300%	6/1/27	$180,000	$171,396
AT&T Inc., Senior Notes	2.250%	2/1/32	150,000	126,546
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	130,000	126,829
Verizon Communications Inc., Senior Notes	1.680%	10/30/30	434,000	368,918
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	680,000	664,252 (a)
Total Diversified Telecommunication Services				1,457,941
Entertainment — 0.2%
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	260,000	253,834
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	180,000	171,049
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	10,000	8,987
Total Entertainment				433,870
Interactive Media & Services — 0.1%
Meta Platforms Inc., Senior Notes	4.750%	8/15/34	150,000	149,423
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	296,000	295,623
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	109,460
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.800%	3/1/50	110,000	85,222
Comcast Corp., Senior Notes	3.150%	3/1/26	10,000	9,876
Comcast Corp., Senior Notes	3.300%	4/1/27	140,000	136,953
Comcast Corp., Senior Notes	4.150%	10/15/28	80,000	78,995
Comcast Corp., Senior Notes	3.400%	4/1/30	60,000	56,588
Comcast Corp., Senior Notes	3.250%	11/1/39	160,000	125,196
Comcast Corp., Senior Notes	3.750%	4/1/40	50,000	41,499
Fox Corp., Senior Notes	4.709%	1/25/29	10,000	9,978
Fox Corp., Senior Notes	6.500%	10/13/33	170,000	182,539
Total Media				1,131,929
Wireless Telecommunication Services — 0.7%
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	210,000	209,689
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	70,000	68,917
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	770,000	737,648
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	120,000	105,715
T-Mobile USA Inc., Senior Notes	2.250%	11/15/31	130,000	110,730
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	100,000	100,470
Total Wireless Telecommunication Services				1,333,169

Total Communication Services				4,506,332
Consumer Discretionary — 0.7%
Automobiles — 0.2%
General Motors Co., Senior Notes	5.600%	10/15/32	90,000	90,827
Hyundai Capital America, Senior Notes	5.950%	9/21/26	280,000	285,368 (a)
Total Automobiles				376,195
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Broadline Retail — 0.1%
Amazon.com Inc., Senior Notes	2.100%	5/12/31	$140,000	$122,260
Amazon.com Inc., Senior Notes	2.500%	6/3/50	190,000	117,529
Total Broadline Retail				239,789
Hotels, Restaurants & Leisure — 0.2%
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	40,000	39,749
Las Vegas Sands Corp., Senior Notes	3.500%	8/18/26	160,000	156,452
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	140,000	143,908
McDonald’s Corp., Senior Notes	3.600%	7/1/30	90,000	85,806
McDonald’s Corp., Senior Notes	3.625%	9/1/49	20,000	15,002
Total Hotels, Restaurants & Leisure				440,917
Household Durables — 0.0%††
Newell Brands Inc., Senior Notes	5.700%	4/1/26	6,000	6,000
Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.300%	4/15/40	160,000	128,250
Lowe’s Cos. Inc., Senior Notes	1.700%	9/15/28	210,000	190,870
Total Specialty Retail				319,120
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	2.850%	3/27/30	10,000	9,261

Total Consumer Discretionary				1,391,282
Consumer Staples — 1.3%
Beverages — 0.1%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	3.500%	6/1/30	300,000	285,309
Consumer Staples Distribution & Retail — 0.0%††
Kroger Co., Senior Notes	5.000%	9/15/34	70,000	69,068
Food Products — 0.1%
Mars Inc., Senior Notes	3.200%	4/1/30	140,000	130,853 (a)
Mondelez International Inc., Senior Notes	1.500%	5/4/25	10,000	9,944
Total Food Products				140,797
Personal Care Products — 0.2%
Kenvue Inc., Senior Notes	5.050%	3/22/28	280,000	285,354
Tobacco — 0.9%
Altria Group Inc., Senior Notes	2.350%	5/6/25	130,000	129,431
Altria Group Inc., Senior Notes	6.200%	11/1/28	400,000	420,899
Altria Group Inc., Senior Notes	4.800%	2/14/29	59,000	59,191
Altria Group Inc., Senior Notes	2.450%	2/4/32	750,000	632,475
BAT Capital Corp., Senior Notes	3.557%	8/15/27	3,000	2,927
BAT Capital Corp., Senior Notes	6.000%	2/20/34	150,000	157,004
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	80,000	80,751
Philip Morris International Inc., Senior Notes	2.100%	5/1/30	10,000	8,830
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	100,000	101,785
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	90,000	91,151
Total Tobacco				1,684,444

Total Consumer Staples				2,464,972
Energy — 6.0%
Oil, Gas & Consumable Fuels — 6.0%
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	160,000	152,469
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	$30,000	$26,639 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	50,000	52,243 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	40,000	39,407
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	50,761 (a)
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	600,000	589,940
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	260,000	255,632
Devon Energy Corp., Senior Notes	5.850%	12/15/25	1,100,000	1,106,234
Devon Energy Corp., Senior Notes	5.250%	10/15/27	356,000	356,539
Devon Energy Corp., Senior Notes	4.500%	1/15/30	128,000	125,516
Devon Energy Corp., Senior Notes	5.200%	9/15/34	260,000	252,784
Devon Energy Corp., Senior Notes	5.600%	7/15/41	30,000	28,512
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	20,000	18,908
Diamondback Energy Inc., Senior Notes	3.125%	3/24/31	140,000	126,897
Energy Transfer LP, Senior Notes	2.900%	5/15/25	270,000	268,804
Energy Transfer LP, Senior Notes	5.550%	2/15/28	500,000	511,943
Energy Transfer LP, Senior Notes	3.750%	5/15/30	230,000	217,585
Energy Transfer LP, Senior Notes	5.400%	10/1/47	140,000	129,529
Energy Transfer LP, Senior Notes	6.250%	4/15/49	20,000	20,491
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	270,000	267,033
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	290,000	273,785
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	120,000	110,617
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	10,000	11,173
Enterprise Products Operating LLC, Senior Notes	4.200%	1/31/50	70,000	57,133
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	50,000	37,195
EQT Corp., Senior Notes	7.000%	2/1/30	180,000	194,571
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	30,000	25,524
KazMunayGas National Co. JSC, Senior Notes	5.750%	4/19/47	260,000	229,202 (a)
MPLX LP, Senior Notes	4.800%	2/15/29	230,000	230,165
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	1,270,000	1,276,518
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	100,000	96,618
ONEOK Inc., Senior Notes	5.550%	11/1/26	310,000	314,455
ONEOK Inc., Senior Notes	5.650%	11/1/28	340,000	350,336
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	41,697
Pertamina Persero PT, Senior Notes	6.000%	5/3/42	380,000	382,650 (a)
Petrobras Global Finance BV, Senior Notes	6.850%	6/5/2115	190,000	171,742
Petroleos del Peru SA, Senior Notes	4.750%	6/19/32	520,000	404,245 (a)
Pioneer Natural Resources Co., Senior Notes	1.900%	8/15/30	130,000	113,268
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	180,000	156,833
Reliance Industries Ltd., Senior Notes	2.875%	1/12/32	390,000	341,285 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	270,000	195,365 (a)
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	20,000	18,238 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	390,000	397,777
Western Midstream Operating LP, Senior Notes	4.750%	8/15/28	10,000	9,959
Western Midstream Operating LP, Senior Notes	6.350%	1/15/29	650,000	679,696
Williams Cos. Inc., Senior Notes	3.750%	6/15/27	170,000	166,780
Williams Cos. Inc., Senior Notes	2.600%	3/15/31	120,000	105,269
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	4.900%	1/15/45	$50,000	$44,922
Williams Cos. Inc., Senior Notes	5.100%	9/15/45	130,000	119,510

Total Energy				11,154,394
Financials — 12.3%
Banks — 8.7%
Banco Santander SA, Senior Notes (4.175% to 3/24/27 then 1 year Treasury Constant Maturity Rate + 2.000%)	4.175%	3/24/28	400,000	395,751 (b)
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	320,000	276,538 (b)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	220,000	193,287 (b)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	502,000	484,978 (b)
Bank of America Corp., Senior Notes (3.593% to 7/21/27 then 3 mo. Term SOFR + 1.632%)	3.593%	7/21/28	370,000	360,640 (b)
Bank of America Corp., Senior Notes (3.970% to 3/5/28 then 3 mo. Term SOFR + 1.332%)	3.970%	3/5/29	380,000	372,684 (b)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	890,000	864,388 (b)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	10,000	8,092 (b)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	170,000	168,984 (b)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	160,000	159,325
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	400,000	397,222 (a)(b)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	400,000	404,225 (a)(b)
BNP Paribas SA, Senior Notes (5.198% to 1/10/29 then 3 mo. Term SOFR + 2.829%)	5.198%	1/10/30	370,000	373,555 (a)(b)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	490,000	515,388 (a)(b)
Citigroup Inc., Senior Notes	3.300%	4/27/25	250,000	249,459
Citigroup Inc., Senior Notes	4.650%	7/30/45	4,000	3,594
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	210,000	209,642 (b)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	220,000	202,179 (b)
Citigroup Inc., Senior Notes (3.980% to 3/20/29 then 3 mo. Term SOFR + 1.600%)	3.980%	3/20/30	750,000	725,509 (b)
Citigroup Inc., Senior Notes (4.075% to 4/23/28 then 3 mo. Term SOFR + 1.454%)	4.075%	4/23/29	470,000	462,079 (b)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	220,000	214,522 (b)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	320,000	320,161 (b)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	670,000	669,285
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	350,000	347,853
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	26,000	24,877
Cooperatieve Rabobank UA, Senior Notes	4.375%	8/4/25	810,000	808,153
Cooperatieve Rabobank UA, Senior Notes (3.649% to 4/6/27 then 1 year Treasury Constant Maturity Rate + 1.220%)	3.649%	4/6/28	510,000	499,359 (a)(b)
Credit Agricole SA, Senior Notes (1.907% to 6/16/25 then SOFR + 1.676%)	1.907%	6/16/26	400,000	396,791 (a)(b)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	420,000	417,070 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Banks — continued
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	$410,000	$407,308 (b)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	310,000	278,195 (b)
JPMorgan Chase & Co., Senior Notes (4.005% to 4/23/28 then 3 mo. Term SOFR + 1.382%)	4.005%	4/23/29	340,000	333,921 (b)
JPMorgan Chase & Co., Senior Notes (4.452% to 12/5/28 then 3 mo. Term SOFR + 1.592%)	4.452%	12/5/29	520,000	516,547 (b)
JPMorgan Chase & Co., Senior Notes (5.294% to 7/22/34 then SOFR + 1.460%)	5.294%	7/22/35	490,000	494,723 (b)
Mitsubishi UFJ Financial Group Inc., Senior Notes (3.837% to 4/17/25 then 1 year Treasury Constant Maturity Rate + 1.125%)	3.837%	4/17/26	340,000	339,539 (b)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	310,000	310,878 (b)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	150,000	148,705
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	110,000	103,384
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	150,000	148,580
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	170,000	164,454
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	130,000	132,302 (b)
US Bancorp, Senior Notes (2.215% to 1/27/27 then SOFR + 0.730%)	2.215%	1/27/28	100,000	95,707 (b)
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	190,000	196,018 (b)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	310,000	302,831
Wells Fargo & Co., Senior Notes (2.188% to 4/30/25 then SOFR + 2.000%)	2.188%	4/30/26	530,000	527,874 (b)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	140,000	125,805 (b)
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	80,000	78,633 (b)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	390,000	360,504 (b)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	180,000	183,702 (b)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	300,000	307,670 (b)
Wells Fargo & Co., Subordinated Notes	4.300%	7/22/27	210,000	208,847
Total Banks				16,291,717
Capital Markets — 2.6%
Bank of New York Mellon Corp., Senior Notes (4.289% to 6/13/32 then SOFR + 1.418%)	4.289%	6/13/33	380,000	364,302 (b)
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	150,000	152,860
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	230,000	246,098 (b)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	240,000	236,201
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	240,000	233,987 (b)
Goldman Sachs Group Inc., Senior Notes (4.387% to 6/15/26 then SOFR + 1.510%)	4.387%	6/15/27	300,000	299,574 (b)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	260,000	259,151
Intercontinental Exchange Inc., Senior Notes	4.600%	3/15/33	150,000	146,594
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	350,000	348,646 (b)
Morgan Stanley, Senior Notes (2.699% to 1/22/30 then SOFR + 1.143%)	2.699%	1/22/31	260,000	235,427 (b)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	280,000	273,365 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (5.320% to 7/19/34 then SOFR + 1.555%)	5.320%	7/19/35	$200,000	$200,853 (b)
Morgan Stanley, Senior Notes (5.466% to 1/18/34 then SOFR + 1.730%)	5.466%	1/18/35	830,000	843,869 (b)
Nuveen LLC, Senior Notes	4.000%	11/1/28	230,000	225,845 (a)
UBS Group AG, Senior Notes (4.488% to 5/12/25 then 1 year Treasury Constant Maturity Rate + 1.550%)	4.488%	5/12/26	380,000	379,845 (a)(b)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	260,000	320,904 (a)(b)
Total Capital Markets				4,767,521
Consumer Finance — 0.1%
American Express Co., Senior Notes	4.050%	5/3/29	100,000	98,663
Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	360,000	347,255
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.000%	10/29/28	400,000	375,826
PayPal Holdings Inc., Senior Notes	4.400%	6/1/32	100,000	97,690
Total Financial Services				820,771
Insurance — 0.5%
Aon North America Inc., Senior Notes	5.150%	3/1/29	290,000	295,185
Chubb INA Holdings LLC, Senior Notes	3.350%	5/3/26	10,000	9,884
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	180,000	178,026 (a)
MetLife Capital Trust IV, Junior Subordinated Notes	7.875%	12/15/37	190,000	209,402 (a)
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	160,000	158,197 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	32,000	36,564 (a)
Total Insurance				887,258

Total Financials				22,865,930
Health Care — 2.6%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	2.950%	11/21/26	130,000	127,050
AbbVie Inc., Senior Notes	4.800%	3/15/29	450,000	454,895
AbbVie Inc., Senior Notes	3.200%	11/21/29	470,000	442,763
AbbVie Inc., Senior Notes	4.250%	11/21/49	80,000	68,057
Total Biotechnology				1,092,765
Health Care Equipment & Supplies — 0.3%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	20,000	17,845
Solventum Corp., Senior Notes	5.400%	3/1/29	130,000	132,735
Solventum Corp., Senior Notes	5.450%	3/13/31	140,000	143,485
Solventum Corp., Senior Notes	5.600%	3/23/34	280,000	286,716
Total Health Care Equipment & Supplies				580,781
Health Care Providers & Services — 1.1%
Cigna Group, Senior Notes	4.375%	10/15/28	180,000	178,639
CVS Health Corp., Senior Notes	3.875%	7/20/25	8,000	7,966
CVS Health Corp., Senior Notes	3.625%	4/1/27	360,000	352,686
CVS Health Corp., Senior Notes	4.300%	3/25/28	131,000	129,034
CVS Health Corp., Senior Notes	3.750%	4/1/30	130,000	122,654
CVS Health Corp., Senior Notes	1.875%	2/28/31	100,000	83,284
CVS Health Corp., Senior Notes	2.125%	9/15/31	150,000	124,888
Elevance Health Inc., Senior Notes	4.100%	5/15/32	160,000	151,667
Elevance Health Inc., Senior Notes	4.550%	5/15/52	40,000	33,554
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Health Care Providers & Services — continued
Humana Inc., Senior Notes	4.500%	4/1/25	$10,000	$9,995
Humana Inc., Senior Notes	5.750%	12/1/28	10,000	10,312
Humana Inc., Senior Notes	3.700%	3/23/29	350,000	335,112
Humana Inc., Senior Notes	2.150%	2/3/32	100,000	82,102
UnitedHealth Group Inc., Senior Notes	4.000%	5/15/29	320,000	313,717
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	70,000	60,887
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	17,041
Total Health Care Providers & Services				2,013,538
Pharmaceuticals — 0.6%
Bristol-Myers Squibb Co., Senior Notes	4.950%	2/20/26	20,000	20,118
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	110,000	112,539
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	250,000	254,929
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	380,000	376,815
Haleon US Capital LLC, Senior Notes	3.375%	3/24/27	250,000	244,577
Merck & Co. Inc., Senior Notes	1.450%	6/24/30	100,000	85,741
Pfizer Inc., Senior Notes	1.700%	5/28/30	190,000	165,357
Total Pharmaceuticals				1,260,076

Total Health Care				4,947,160
Industrials — 1.6%
Aerospace & Defense — 0.6%
Lockheed Martin Corp., Senior Notes	4.500%	2/15/29	530,000	530,955
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	370,000	350,099
RTX Corp., Senior Notes	2.250%	7/1/30	10,000	8,855
RTX Corp., Senior Notes	6.000%	3/15/31	160,000	169,799
Total Aerospace & Defense				1,059,708
Building Products — 0.1%
Carrier Global Corp., Senior Notes	2.722%	2/15/30	100,000	91,020
Carrier Global Corp., Senior Notes	2.700%	2/15/31	60,000	53,292
Total Building Products				144,312
Commercial Services & Supplies — 0.2%
Waste Connections Inc., Senior Notes	5.000%	3/1/34	380,000	379,504
Ground Transportation — 0.1%
Union Pacific Corp., Senior Notes	2.891%	4/6/36	250,000	206,878
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	4.950%	9/1/31	220,000	223,689
Machinery — 0.0%††
Otis Worldwide Corp., Senior Notes	2.056%	4/5/25	100,000	99,739
Passenger Airlines — 0.3%
American Airlines Group Inc. Pass-Through Trust	3.375%	5/1/27	493,207	479,769
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	3.375%	7/1/25	170,000	169,282
Air Lease Corp., Senior Notes	5.300%	2/1/28	160,000	162,799
Total Trading Companies & Distributors				332,081

Total Industrials				2,925,680
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Information Technology — 2.4%
Semiconductors & Semiconductor Equipment — 2.2%
Broadcom Inc., Senior Notes	3.137%	11/15/35	$490,000	$408,725 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.900%	1/25/30	910,000	944,859 (a)
Intel Corp., Senior Notes	3.700%	7/29/25	10,000	9,956
Intel Corp., Senior Notes	3.750%	3/25/27	170,000	166,828
Intel Corp., Senior Notes	1.600%	8/12/28	130,000	116,965
Intel Corp., Senior Notes	5.125%	2/10/30	80,000	80,643
Intel Corp., Senior Notes	4.750%	3/25/50	100,000	82,766
Micron Technology Inc., Senior Notes	5.875%	2/9/33	110,000	114,760
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	180,000	179,343
Texas Instruments Inc., Senior Notes	1.750%	5/4/30	10,000	8,747
TSMC Arizona Corp., Senior Notes	1.750%	10/25/26	1,160,000	1,111,047
TSMC Arizona Corp., Senior Notes	2.500%	10/25/31	940,000	828,263
Total Semiconductors & Semiconductor Equipment				4,052,902
Software — 0.2%
Oracle Corp., Senior Notes	1.650%	3/25/26	140,000	135,854
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	119,540
Oracle Corp., Senior Notes	2.875%	3/25/31	90,000	80,622
Total Software				336,016

Total Information Technology				4,388,918
Materials — 1.2%
Chemicals — 0.6%
MEGlobal BV, Senior Notes	2.625%	4/28/28	400,000	368,468 (a)
OCP SA, Senior Notes	4.500%	10/22/25	350,000	348,352 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	1.875%	5/11/26	340,000	327,089 (a)
Total Chemicals				1,043,909
Metals & Mining — 0.3%
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	10,000	10,080
Glencore Funding LLC, Senior Notes	5.371%	4/4/29	360,000	367,386 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	300,000	277,532
Total Metals & Mining				654,998
Paper & Forest Products — 0.3%
Suzano Austria GmbH, Senior Notes	6.000%	1/15/29	550,000	560,635

Total Materials				2,259,542
Real Estate — 0.1%
Retail REITs — 0.1%
WEA Finance LLC, Senior Notes	4.125%	9/20/28	200,000	194,234 (a)

Utilities — 1.0%
Electric Utilities — 1.0%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	140,000	120,669 (a)
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	190,000	185,014
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	270,000	264,676
Georgia Power Co., Senior Notes	5.200%	3/15/35	40,000	40,286 (c)
MidAmerican Energy Co., First Mortgage Bonds	3.650%	4/15/29	10,000	9,666
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	400,000	373,589
Pacific Gas and Electric Co., First Mortgage Bonds	5.550%	5/15/29	460,000	466,938
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Electric Utilities — continued
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Senior Notes	5.450%	5/21/28	$380,000	$386,593 (a)

Total Utilities				1,847,431
Total Corporate Bonds & Notes (Cost — $60,861,462)				58,945,875
U.S. Government & Agency Obligations — 30.2%
U.S. Government Obligations — 30.2%
U.S. Treasury Bonds	3.250%	5/15/42	150,000	127,813
U.S. Treasury Bonds	4.000%	11/15/42	10,000	9,405
U.S. Treasury Bonds	3.875%	2/15/43	1,700,000	1,569,313
U.S. Treasury Bonds	3.875%	5/15/43	4,000,000	3,682,812
U.S. Treasury Bonds	3.625%	8/15/43	550,000	487,545
U.S. Treasury Bonds	3.750%	11/15/43	4,780,000	4,308,162
U.S. Treasury Bonds	3.625%	2/15/44	20,000	17,679
U.S. Treasury Bonds	4.500%	2/15/44	1,060,000	1,056,832
U.S. Treasury Bonds	3.375%	5/15/44	10,000	8,502
U.S. Treasury Bonds	4.625%	11/15/44	130,000	131,463
U.S. Treasury Bonds	2.875%	8/15/45	1,090,000	845,282
U.S. Treasury Bonds	3.000%	2/15/49	1,570,000	1,204,362
U.S. Treasury Bonds	2.875%	5/15/49	600,000	448,594
U.S. Treasury Bonds	1.375%	8/15/50	30,000	15,570
U.S. Treasury Bonds	1.625%	11/15/50	8,320,000	4,610,450
U.S. Treasury Bonds	1.875%	2/15/51	3,590,000	2,119,783
U.S. Treasury Bonds	2.375%	5/15/51	3,320,000	2,209,616
U.S. Treasury Bonds	2.000%	8/15/51	3,210,000	1,946,188
U.S. Treasury Bonds	1.875%	11/15/51	4,260,000	2,497,425
U.S. Treasury Bonds	2.250%	2/15/52	7,525,000	4,837,605
U.S. Treasury Bonds	2.875%	5/15/52	320,000	236,581
U.S. Treasury Bonds	3.000%	8/15/52	4,270,000	3,237,778
U.S. Treasury Bonds	4.000%	11/15/52	3,390,000	3,108,074
U.S. Treasury Bonds	3.625%	5/15/53	2,990,000	2,564,684
U.S. Treasury Bonds	4.750%	11/15/53	5,930,000	6,165,578
U.S. Treasury Bonds	4.500%	11/15/54	380,000	381,128
U.S. Treasury Notes	4.875%	11/30/25	710,000	713,385
U.S. Treasury Notes	4.250%	1/15/28	110,000	110,829
U.S. Treasury Notes	2.625%	7/31/29	1,730,000	1,634,242
U.S. Treasury Notes	3.875%	11/30/29	290,000	288,267
U.S. Treasury Notes	4.125%	11/30/29	230,000	231,226
U.S. Treasury Notes	4.375%	12/31/29	10,000	10,158
U.S. Treasury Notes	4.000%	7/31/30	530,000	529,027
U.S. Treasury Notes	4.000%	1/31/31	1,220,000	1,215,639
U.S. Treasury Notes	2.750%	8/15/32	1,430,000	1,304,931
U.S. Treasury Notes	3.875%	8/15/34	640,000	624,350
U.S. Treasury Notes	4.250%	11/15/34	200,000	200,813
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	5,220,000	1,716,633

Total U.S. Government & Agency Obligations (Cost — $70,119,985)				56,407,724
Collateralized Mortgage Obligations(d) — 15.5%
AREIT LLC, 2022-CRE7 A (1 mo. Term SOFR + 2.242%)	6.554%	6/17/39	1,800,052	1,800,859 (a)(b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
BDS Ltd., 2021-FL10 D (1 mo. Term SOFR + 2.964%)	7.278%	12/16/36	$1,840,000	$1,849,432 (a)(b)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	81,430	78,364 (a)(b)
BRAVO Residential Funding Trust, 2022-NQM3 A1	5.108%	7/25/62	287,247	286,796 (a)(b)
Commercial Mortgage Trust, 2013-300P B	4.394%	8/10/30	560,000	550,509 (a)(b)
CSMC Trust, 2019-AFC1 A1	3.573%	7/25/49	301,868	288,793 (a)
CSMC Trust, 2019-AFC1 A3	3.877%	7/25/49	663,738	634,930 (a)
CSMC Trust, 2020-AFC1 A1	3.240%	2/25/50	459,101	437,849 (a)(b)
CSMC Trust, 2021-AFC1 A3	1.169%	3/25/56	258,611	213,294 (a)(b)
CSMC Trust, 2021-NQM2 A3	1.538%	2/25/66	183,796	166,794 (a)(b)
CSMC Trust, 2021-NQM7 A1	1.756%	10/25/66	282,686	250,944 (a)(b)
DBJPM Mortgage Trust, 2016-C1 B	4.195%	5/10/49	1,060,000	1,002,876 (b)
Deephaven Residential Mortgage Trust, 2022-1 A1	2.205%	1/25/67	695,233	626,292 (a)(b)
Ellington Financial Mortgage Trust, 2021-2 A1	0.931%	6/25/66	845,786	698,052 (a)(b)
Ellington Financial Mortgage Trust, 2022-1 A1	2.206%	1/25/67	377,027	331,424 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K091 X1, IO	0.560%	3/25/29	2,413,030	48,850 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K093 X1, IO	0.941%	5/25/29	1,899,847	63,025 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.379%	1/25/30	3,100,000	185,231 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K106 X1, IO	1.317%	1/25/30	3,288,088	178,483 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, KG06 X1, IO	0.532%	10/25/31	6,485,893	184,362 (b)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, S8FX A2	3.291%	3/25/27	590,000	575,805
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4066 PI, IO	3.500%	9/15/31	281,119	6,038
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4203 PS, IO, PAC (-1.000 x 30 Day Average SOFR + 6.136%)	1.797%	9/15/42	196,785	14,991 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	180,451	148,909
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	668,469	106,949
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	510,768	83,262
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	151,009	25,275
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	76,558	10,035
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	282,930	246,664
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5200 KQ, PAC	3.000%	9/25/49	208,798	190,998
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	91,330
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.652%	12/25/54	108,566	109,094 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.652%	12/25/54	105,564	106,083 (b)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA4 M1A (30 Day Average SOFR + 2.200%)	6.552%	5/25/42	493,644	500,579 (a)(b)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 334 S7, IO (-1.000 x 30 Day Average SOFR + 5.986%)	1.647%	8/15/44	68,203	6,896 (b)
Federal National Mortgage Association (FNMA) ACES, 2019-M4 A2	3.610%	2/25/31	235,962	226,534
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.768%	9/25/32	200,000	190,642 (b)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	$346,339	$313,262
Federal National Mortgage Association (FNMA) REMIC, 2013-54 BS, IO (-1.000 x 30 Day Average SOFR + 6.036%)	1.684%	6/25/43	14,523	1,637 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-124 SB, IO (-1.000 x 30 Day Average SOFR + 5.836%)	1.484%	12/25/43	17,368	1,901 (b)
Federal National Mortgage Association (FNMA) REMIC, 2013-73 IA, IO	3.000%	9/25/32	269,600	10,364
Federal National Mortgage Association (FNMA) REMIC, 2015-39 LZ	3.000%	6/25/45	40,699	35,914
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	278,755	240,764
Federal National Mortgage Association (FNMA) REMIC, 2017-85 SC, IO (-1.000 x 30 Day Average SOFR + 6.086%)	1.734%	11/25/47	23,263	2,173 (b)
Federal National Mortgage Association (FNMA) REMIC, 2018-74 AB	3.500%	10/25/48	263,589	243,366
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	700,000	553,806
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	141,004	23,164
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	689,739	599,286
Federal National Mortgage Association (FNMA) REMIC, 2020-62 BI, IO	2.000%	9/25/50	3,017,743	379,879
Federal National Mortgage Association (FNMA) REMIC, 2020-89 DI, IO	2.500%	12/25/50	678,975	108,227
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	1,443,277	216,241
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	195,725	172,656
Federal National Mortgage Association (FNMA) REMIC, 2022-57 BC	4.000%	9/25/52	151,048	143,344
Federal National Mortgage Association (FNMA) STRIPS, 409 C18, IO	4.000%	4/25/42	13,052	2,446
Federal National Mortgage Association (FNMA) STRIPS, 440 C50, IO	4.500%	10/25/53	927,891	210,024
Government National Mortgage Association (GNMA), 2010-H26 LF (1 mo. Term SOFR + 0.464%)	4.790%	8/20/58	40,665	40,632 (b)
Government National Mortgage Association (GNMA), 2011-H01 AF (1 mo. Term SOFR + 0.564%)	4.890%	11/20/60	180,253	180,067 (b)
Government National Mortgage Association (GNMA), 2011-H07 FA (1 mo. Term SOFR + 0.614%)	4.940%	2/20/61	28,671	28,653 (b)
Government National Mortgage Association (GNMA), 2011-H09 AF (1 mo. Term SOFR + 0.614%)	4.940%	3/20/61	25,942	25,926 (b)
Government National Mortgage Association (GNMA), 2012-27 IO, IO	0.211%	4/16/53	904,730	2,087 (b)
Government National Mortgage Association (GNMA), 2012-H30 GA (1 mo. Term SOFR + 0.464%)	4.790%	12/20/62	108,421	108,205 (b)
Government National Mortgage Association (GNMA), 2013-95 IO, IO	0.383%	4/16/47	3,063,182	25,363 (b)
Government National Mortgage Association (GNMA), 2014-105 IO, IO	0.134%	6/16/54	131,783	81 (b)
Government National Mortgage Association (GNMA), 2014-130 IB, IO	0.191%	8/16/54	1,062,299	6,204 (b)
Government National Mortgage Association (GNMA), 2014-157 IO, IO	0.186%	5/16/55	832,103	5,060 (b)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.368%	8/16/54	779,583	6,121 (b)
Government National Mortgage Association (GNMA), 2018-168 PA, PAC-1	4.000%	8/20/48	186,361	176,814
Government National Mortgage Association (GNMA), 2019-18 TP, PAC	3.500%	2/20/49	166,647	150,315
Government National Mortgage Association (GNMA), 2020-H09 NF (1 mo. Term SOFR + 1.364%)	5.690%	4/20/70	74,182	75,127 (b)
Government National Mortgage Association (GNMA), 2021-8 AQ	5.000%	1/20/51	134,344	133,068
Government National Mortgage Association (GNMA), 2021-29 AG	5.000%	2/20/51	202,017	200,400
Government National Mortgage Association (GNMA), 2021-134 CI, IO	1.428%	6/16/61	2,812,255	265,614 (b)
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	620,045	504,231
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	76,152	65,640
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	200,000	164,494
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations(d) — continued
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	$1,493,661	$1,144,363
Government National Mortgage Association (GNMA), 2023-92 IA, IO	0.611%	6/16/64	1,991,548	108,482 (b)
Government National Mortgage Association (GNMA), 2023-179 IO, IO	0.610%	9/16/63	8,141,972	354,716 (b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2022-ACB A (30 Day Average SOFR + 1.400%)	5.739%	3/15/39	620,000	621,585 (a)(b)
Mill City Mortgage Loan Trust, 2019-1 A1	3.250%	10/25/69	460,824	448,295 (a)(b)
Morgan Stanley Bank of America Merrill Lynch Trust, 2015-C25 A5	3.635%	10/15/48	1,245,000	1,235,145
New Residential Mortgage Loan Trust, 2015-1A A2	3.750%	5/28/52	231,962	220,248 (a)(b)
New Residential Mortgage Loan Trust, 2017-4A A1	4.000%	5/25/57	437,602	420,074 (a)(b)
New Residential Mortgage Loan Trust, 2021-NQM3 A3	1.516%	11/27/56	247,814	217,509 (a)(b)
OBX Trust, 2021-NQM2 A1	1.101%	5/25/61	270,845	221,770 (a)(b)
OBX Trust, 2021-NQM3 A1	1.054%	7/25/61	406,739	336,732 (a)(b)
OBX Trust, 2021-NQM4 A1	1.957%	10/25/61	358,091	299,639 (a)(b)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	890,790	747,285 (a)(b)
PRKCM Trust, 2021-AFC2 A1	2.071%	11/25/56	384,139	336,696 (a)(b)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	806,748	816,874 (a)
SACO I Trust, 2007-VA1 A	4.008%	6/25/21	1,433	1,102 (a)(b)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.750%	3/15/42	460,000	459,596 (a)(b)
Towd Point Mortgage Trust, 2017-4 B2	3.667%	6/25/57	1,010,000	861,520 (a)(b)
Virginia Housing Development Authority, 2006-C CTFS	6.000%	6/25/34	209,262	211,566
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR9 A7	6.012%	8/25/34	618,078	602,409 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2004-AR13 A2A (1 mo. Term SOFR + 0.854%)	5.174%	11/25/34	198,795	191,085 (b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR8 2AB3 (1 mo. Term SOFR + 0.834%)	5.154%	7/25/45	1,191,964	1,152,197 (b)

Total Collateralized Mortgage Obligations (Cost — $30,272,944)				28,948,687
Asset-Backed Securities — 10.0%
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	5.605%	4/20/34	1,000,000	1,001,458 (a)(b)
Aqua Finance Trust, 2021-A B	2.400%	7/17/46	1,050,000	919,408 (a)
Avis Budget Rental Car Funding AESOP LLC, 2023-1A CN	8.700%	4/20/29	400,000	407,028 (a)
CarVal CLO Ltd., 2024-3A A1 (3 mo. Term SOFR + 1.390%)	5.961%	10/20/37	1,000,000	1,006,489 (a)(b)
CIFC Funding Ltd., 2024-2A A1 (3 mo. Term SOFR + 1.520%)	5.810%	4/22/37	750,000	753,908 (a)(b)
College Ave Student Loans LLC, 2021-C C	3.060%	7/26/55	871,566	799,741 (a)
Columbia Cent CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.600%)	5.893%	4/20/37	1,500,000	1,508,231 (a)(b)
Countrywide Home Equity Loan Trust, 2006-HW 2A1B (1 mo. Term SOFR + 0.264%)	4.576%	11/15/36	283,344	258,901 (b)
Dryden CLO Ltd., 2021-87A A1 (3 mo. Term SOFR + 1.362%)	5.684%	5/20/34	1,020,000	1,021,806 (a)(b)
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	5.843%	4/20/37	780,000	784,049 (a)(b)
Golub Capital Partners CLO Ltd., 2021-57A A1 (3 mo. Term SOFR + 1.752%)	6.052%	10/25/34	1,730,000	1,731,873 (a)(b)
GRMT Mortgage Loan Trust, 2001-1A A5	6.650%	7/20/31	8,169	8,163 (a)
Hertz Vehicle Financing LLC, 2023-3A A	5.940%	2/25/28	460,000	468,846 (a)
Hertz Vehicle Financing LP, 2021-2A C	2.520%	12/27/27	1,090,000	1,037,060 (a)
Kings Park CLO Ltd., 2021-1A A (3 mo. Term SOFR + 1.392%)	5.685%	1/21/35	330,000	330,757 (a)(b)
Midocean Credit CLO, 2017-7A BR (3 mo. Term SOFR + 1.862%)	6.164%	7/15/29	9,959	9,979 (a)(b)
Mosaic Solar Loan Trust, 2018-2GS A	4.200%	2/22/44	922,008	872,992 (a)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value
Asset-Backed Securities — continued
Myers Park CLO Ltd., 2018-1A B1 (3 mo. Term SOFR + 1.862%)	6.155%	10/20/30	$550,000	$551,913 (a)(b)
Navient Student Loan Trust, 2020-1A A1B (30 Day Average SOFR + 1.164%)	5.516%	6/25/69	150,738	150,745 (a)(b)
Nelnet Student Loan Trust, 2012-2A A (30 Day Average SOFR + 0.914%)	5.266%	12/26/33	290,822	289,650 (a)(b)
Palmer Square CLO Ltd., 2019-1A A1R (3 mo. Term SOFR + 1.412%)	5.730%	11/14/34	750,000	751,875 (a)(b)
Palmer Square CLO Ltd., 2021-1A A1AR (3 mo. Term SOFR + 1.150%)	5.467%	4/20/38	320,000	320,240 (a)(b)(c)
Recette CLO Ltd., 2015-1A ARR (3 mo. Term SOFR + 1.342%)	5.635%	4/20/34	510,000	510,761 (a)(b)
Santander Bank Auto Credit-Linked Notes, 2022-C F	14.592%	12/15/32	1,270,000	1,371,166 (a)
Silver Point CLO Ltd., 2025-8A A1 (3 mo. Term SOFR + 1.210%)	5.527%	4/15/38	310,000	310,232 (a)(b)(c)
SMB Private Education Loan Trust, 2024-A A1A	5.240%	3/15/56	1,161,456	1,179,948 (a)
Sycamore Tree CLO Ltd., 2025-6A A1 (3 mo. Term SOFR + 1.200%)	5.517%	4/20/38	280,000	280,210 (a)(b)(c)

Total Asset-Backed Securities (Cost — $18,910,205)				18,637,429
Mortgage-Backed Securities — 7.2%
FHLMC — 1.9%
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40	596,579	498,457
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	6/1/41- 4/1/42	1,654,766	1,427,037
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	9/1/42	416,413	374,157
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	8/1/52	233,356	214,494
Federal Home Loan Mortgage Corp. (FHLMC)	4.500%	5/1/53- 7/1/53	361,225	351,912
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	5/1/53- 4/1/54	445,999	451,266
Federal Home Loan Mortgage Corp. (FHLMC)	6.000%	9/1/53	168,039	173,356
Total FHLMC				3,490,679
FNMA — 3.0%
Federal National Mortgage Association (FNMA)	2.500%	11/1/40- 9/1/61	833,921	712,128
Federal National Mortgage Association (FNMA)	6.000%	7/1/41- 7/1/53	235,378	244,349
Federal National Mortgage Association (FNMA)	2.000%	10/1/41- 5/1/42	464,185	400,800
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	94,740	79,009
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 11/1/48	429,618	388,126
Federal National Mortgage Association (FNMA)	5.500%	2/1/53- 6/1/54	369,364	373,440
Federal National Mortgage Association (FNMA)	4.500%	9/1/53- 8/1/58	122,109	119,203
Federal National Mortgage Association (FNMA)	3.000%	3/1/55	1,000,000	871,250 (e)
Federal National Mortgage Association (FNMA)	5.000%	3/1/55	100,000	98,384 (e)
Federal National Mortgage Association (FNMA)	6.000%	3/1/55	700,000	711,545 (e)
Federal National Mortgage Association (FNMA)	6.500%	3/1/55	900,000	927,225 (e)
Federal National Mortgage Association (FNMA)	4.000%	2/1/56- 6/1/57	134,473	126,886
Federal National Mortgage Association (FNMA)	3.500%	3/1/57	471,743	425,891
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

FNMA — continued
Federal National Mortgage Association (FNMA) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.453%)	6.330%	5/1/43	$226,519	$233,232 (b)
Total FNMA				5,711,468
GNMA — 2.3%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 11/15/42	204,337	186,097
Government National Mortgage Association (GNMA)	4.000%	3/15/50	25,702	24,463
Government National Mortgage Association (GNMA)	3.500%	5/15/50	136,961	125,808
Government National Mortgage Association (GNMA) II	4.500%	6/20/48- 9/20/52	482,242	471,317
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	84,958	78,038
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	405,644	355,947
Government National Mortgage Association (GNMA) II	4.000%	1/20/50- 4/20/50	324,755	307,570
Government National Mortgage Association (GNMA) II	2.500%	12/20/50- 12/20/51	489,354	415,449
Government National Mortgage Association (GNMA) II	5.000%	5/20/53	262,766	261,724
Government National Mortgage Association (GNMA) II	5.500%	7/20/53- 8/20/53	439,672	443,070
Government National Mortgage Association (GNMA) II	5.000%	3/20/55	300,000	296,286 (e)
Government National Mortgage Association (GNMA) II	5.500%	3/20/55	500,000	501,309 (e)
Government National Mortgage Association (GNMA) II	6.000%	3/20/55	700,000	709,558 (e)
Government National Mortgage Association (GNMA) II	6.500%	3/20/55	100,000	102,039 (e)
Total GNMA				4,278,675

Total Mortgage-Backed Securities (Cost — $13,755,522)				13,480,822
Sovereign Bonds — 2.1%
Chile — 0.2%

Chile Government International Bond, Senior Notes	3.100%	5/7/41	430,000	318,569
Colombia — 0.2%

Colombia Government International Bond, Senior Notes	5.200%	5/15/49	520,000	362,475
India — 0.1%

Export-Import Bank of India, Senior Notes	3.375%	8/5/26	260,000	255,375 (a)
Israel — 0.2%

Israel Government International Bond, Senior Notes	5.500%	3/12/34	300,000	302,676
Kazakhstan — 0.2%

Kazakhstan Government International Bond, Senior Notes	4.875%	10/14/44	350,000	326,087 (a)
Mexico — 0.4%
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	325,000	273,496
Mexico Government International Bond, Senior Notes	4.400%	2/12/52	680,000	481,203
Total Mexico				754,699
Peru — 0.0%††

Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	110,000	106,240
Supranational — 0.6%

Asian Development Bank, Senior Notes	1.500%	1/20/27	1,280,000	1,221,070
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount	Value

Uruguay — 0.2%
Uruguay Government International Bond, Senior Notes	7.625%	3/21/36	$270,000	$320,031

Total Sovereign Bonds (Cost — $4,569,743)				3,967,222
U.S. Treasury Inflation Protected Securities — 0.9%
U.S. Treasury Notes, Inflation Indexed (Cost — $1,617,739)	1.875%	7/15/34	1,579,122	1,593,917
	Expiration Date	Contracts	Notional Amount
Purchased Options — 0.3%
Exchange-Traded Purchased Options — 0.3%
3-Month SOFR Futures, Call @ $96.000	6/13/25	51	$127,500	16,894
3-Month SOFR Futures, Call @ $96.125	9/12/25	50	125,000	34,062
3-Month SOFR Futures, Call @ $96.063	12/12/25	30	75,000	34,500
3-Month SOFR Futures, Call @ $96.250	12/12/25	56	140,000	52,150
3-Month SOFR Futures, Call @ $96.313	12/12/25	90	225,000	78,188
3-Month SOFR Futures, Call @ $97.000	12/11/26	97	242,500	83,662
U.S. Treasury 5-Year Notes Futures, Call @ $107.500	3/21/25	21	21,000	15,258
U.S. Treasury 5-Year Notes Futures, Call @ $106.500	4/25/25	50	50,000	82,422
U.S. Treasury 6 to 7-Year Notes Futures, Call @ $111.000	3/7/25	82	82,000	41,000
U.S. Treasury 6 to 7-Year Notes Futures, Put @ $110.000	3/7/25	82	82,000	6,406
U.S. Treasury 10-Year Notes Futures, Call @ $110.000	3/21/25	1	1,000	1,391
U.S. Treasury 10-Year Notes Futures, Call @ $110.250	3/21/25	60	60,000	73,125
U.S. Treasury 10-Year Notes Futures, Put @ $108.500	3/21/25	25	25,000	1,562
U.S. Treasury 10-Year Notes Futures, Put @ $107.500	4/25/25	30	30,000	4,219

Total Purchased Options (Cost — $359,838)				524,839
Total Investments before Short-Term Investments (Cost — $200,467,438)				182,506,515
	Rate		Shares
Short-Term Investments — 2.8%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $5,292,711)	4.320%		5,292,711	5,292,711 (f)(g)
Total Investments — 100.6% (Cost — $205,760,149)				187,799,226
Liabilities in Excess of Other Assets — (0.6)%				(1,194,730)
Total Net Assets — 100.0%				$186,604,496

See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Bond Fund
††	Represents less than 0.1%.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(b)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)	Securities traded on a when-issued or delayed delivery basis.
(d)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(e)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2025, the Fund held TBA securities with a total cost of $4,175,484.
(f)	Rate shown is one-day yield as of the end of the reporting period.
(g)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At February 28, 2025, the total market value of investments in Affiliated Companies was $5,292,711 and the cost was $5,292,711 (Note 2).

Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CTFS	—	Certificates
IBOR	—	Interbank Offered Rate
IO	—	Interest Only
JSC	—	Joint Stock Company
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar

Security	Rate	Maturity Date	Face Amount	Value
Securities Sold Short — (0.3)%
Mortgage-Backed Securities — (0.3)%
FNMA — (0.3)%
Federal National Mortgage Association (FNMA)	3.500%	3/1/55	$(200,000)	$(181,434) (a)
Federal National Mortgage Association (FNMA)	4.500%	3/1/55	(400,000)	(385,577) (a)

Total Securities Sold Short (Proceeds — $(554,535))				$(567,011)

(a)	This security is traded on a to-be-announced (“TBA”) basis and is part of a mortgage dollar roll agreement.
At February 28, 2025, the Fund had the following open written options contracts:
Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	6/13/25	$96.500	102	$255,000	$(14,025)
3-Month SOFR Futures, Call	12/12/25	96.563	60	150,000	(39,375)
3-Month SOFR Futures, Call	12/12/25	96.750	56	140,000	(30,100)
3-Month SOFR Futures, Put	12/12/25	95.375	56	140,000	(6,650)
U.S. Treasury 5-Year Notes Futures, Call	3/21/25	107.250	10	10,000	(8,906)
U.S. Treasury 5-Year Notes Futures, Call	3/21/25	108.250	12	12,000	(4,312)
U.S. Treasury 5-Year Notes Futures, Call	3/21/25	108.500	60	60,000	(16,875)
U.S. Treasury 5-Year Notes Futures, Put	3/21/25	105.000	60	60,000	(0)(a)
U.S. Treasury 5-Year Notes Futures, Put	3/21/25	105.500	60	60,000	(469)
U.S. Treasury 6 to 7-Year Notes Futures, Call	3/7/25	110.500	41	41,000	(32,672)
U.S. Treasury 6 to 7-Year Notes Futures, Put	3/7/25	109.500	51	51,000	(1,594)
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

 Western Asset Intermediate Bond Fund

Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Treasury 6 to 7-Year Notes Futures, Put	3/7/25	$110.500	41	$41,000	$(8,328)
U.S. Treasury 10-Year Notes Futures, Call	3/21/25	109.000	15	15,000	(33,047)
U.S. Treasury 10-Year Notes Futures, Call	3/21/25	111.000	16	16,000	(12,500)
U.S. Treasury 10-Year Notes Futures, Call	3/21/25	112.000	14	14,000	(5,469)
U.S. Treasury 10-Year Notes Futures, Call	5/23/25	112.500	64	64,000	(53,000)
U.S. Treasury 10-Year Notes Futures, Put	3/21/25	106.500	50	50,000	(0)(a)
U.S. Treasury 10-Year Notes Futures, Put	3/21/25	107.500	29	29,000	(906)
U.S. Treasury 10-Year Notes Futures, Put	4/25/25	106.000	60	60,000	(3,750)
U.S. Treasury Long-Term Bonds Futures, Put	3/21/25	109.000	24	24,000	(750)
Total Exchange-Traded Written Options (Premiums received — $245,837)					$(272,728)

(a)	Value is less than $1.

Abbreviation(s) used in this schedule:
SOFR	—	Secured Overnight Financing Rate
At February 28, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	109	3/26	$26,157,498	$26,245,838	$88,340
3-Month SOFR	74	3/27	17,790,110	17,841,400	51,290
U.S. Treasury 2-Year Notes	43	6/25	8,854,998	8,899,656	44,658
U.S. Treasury 10-Year Notes	812	6/25	89,000,810	90,208,125	1,207,315
U.S. Treasury Ultra 10-Year Notes	147	6/25	16,465,309	16,794,750	329,441
					1,721,044
Contracts to Sell:
3-Month SOFR	20	12/25	4,798,708	4,808,750	(10,042)
U.S. Treasury 5-Year Notes	134	6/25	14,403,737	14,463,625	(59,888)
U.S. Treasury Long-Term Bonds	441	6/25	51,200,025	52,079,344	(879,319)
U.S. Treasury Ultra Long-Term Bonds	290	6/25	34,925,296	35,996,250	(1,070,954)
					(2,020,203)
Net unrealized depreciation on open futures contracts					$(299,159)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At February 28, 2025, the Fund had the following open swap contracts:
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
$11,158,000	1/17/28	Daily SOFR Compound annually	4.100% annually	$99,538	$451	$99,087
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2025
 Western Asset Intermediate Bond Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	$17,272,000	11/30/31	4.060% annually	Daily SOFR Compound annually	$(318,977)	$(16,292)	$(302,685)
	2,625,000	1/17/36	4.220% annually	Daily SOFR Compound annually	(91,930)	—	(91,930)
Total	$31,055,000				$(311,369)	$(15,841)	$(295,528)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.43 Index	$17,625,000	12/20/29	1.000% quarterly	$387,299	$363,292	$24,007

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
Daily SOFR Compound	4.390%

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Intermediate Bond Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Intermediate Bond Fund 2025 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes	—	$58,945,875	—	$58,945,875
U.S. Government & Agency Obligations	—	56,407,724	—	56,407,724
Collateralized Mortgage Obligations	—	28,948,687	—	28,948,687
Asset-Backed Securities	—	18,637,429	—	18,637,429
Mortgage-Backed Securities	—	13,480,822	—	13,480,822
Sovereign Bonds	—	3,967,222	—	3,967,222
U.S. Treasury Inflation Protected Securities	—	1,593,917	—	1,593,917
Purchased Options	$524,839	—	—	524,839
Total Long-Term Investments	524,839	181,981,676	—	182,506,515
Short-Term Investments†	5,292,711	—	—	5,292,711
Total Investments	$5,817,550	$181,981,676	—	$187,799,226
Other Financial Instruments:
Futures Contracts††	$1,721,044	—	—	$1,721,044
Centrally Cleared Interest Rate Swaps††	—	$99,087	—	99,087
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	24,007	—	24,007
Total Other Financial Instruments	$1,721,044	$123,094	—	$1,844,138
Total	$7,538,594	$182,104,770	—	$189,643,364
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short†:
Mortgage-Backed Securities	—	$567,011	—	$567,011
Other Financial Instruments:
Written Options	$272,728	—	—	272,728
Futures Contracts††	2,020,203	—	—	2,020,203
Centrally Cleared Interest Rate Swaps††	—	394,615	—	394,615
Total Other Financial Instruments	$2,292,931	$394,615	—	$2,687,546
Total	$2,292,931	$961,626	—	$3,254,557

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered

Western Asset Intermediate Bond Fund 2025 Quarterly Report

an affiliated company for all or some portion of the period ended February 28, 2025. The following transactions were effected in such company for the period ended February 28, 2025.

	Affiliate Value at May 31, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$11,826,217	$288,809,823	288,809,823	$295,343,329	295,343,329

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2025
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$544,476	—	$5,292,711

Western Asset Intermediate Bond Fund 2025 Quarterly Report